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                   WELLS FARGO DIRECTOR (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

        SUPPLEMENT DATED JUNE 3, 2002 TO THE PROSPECTUS DATED MAY 1, 2002


    Under the section entitled "General Contract Information" under the sub-section entitled "The Funds," the investment goal of the Wells Fargo Equity Value Fund is deleted and replaced with the following:

    WELLS FARGO EQUITY VALUE FUND -- Seeks long-term capital appreciation and above-average dividend income.









    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3493
333-69485